Debt securities held-to-maturity	12 Months Ended
Dec. 31, 2018
Held To Maturity Debt Securities
Debt Securities, Held-to-maturity
Investments in debt and marketable equity securities

Note 7 –Debt securities held-to-maturity

The following tables present the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of debt securities held-to-maturity at December 31, 2018 and 2017.

	At December 31, 2018
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$3,510	$-	$36	$3,474	5.99%
After 1 to 5 years	16,505	-	1,081	15,424	6.07
After 5 to 10 years	23,885	-	1,704	22,181	3.61
After 10 years	45,559	3,943	47	49,455	1.79
Total obligations of Puerto Rico, States and political subdivisions	89,459	3,943	2,868	90,534	3.23
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	55	3	-	58	5.45
Total collateralized mortgage obligations - federal agencies	55	3	-	58	5.45
Securities in wholly owned statutory business trusts
After 10 years	11,561	-	-	11,561	6.51
Total securities in wholly owned statutory business trusts	11,561	-	-	11,561	6.51
Other
After 1 to 5 years	500	-	-	500	2.97
Total other	500	-	-	500	2.97
Total debt securities held-to-maturity	$101,575	$3,946	$2,868	$102,653	3.60%

	At December 31, 2017
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$3,295	$-	$79	$3,216	5.96%
After 1 to 5 years	15,485	-	4,143	11,342	6.05
After 5 to 10 years	29,240	-	8,905	20,335	3.89
After 10 years	44,734	3,834	222	48,346	1.93
Total obligations of Puerto Rico, States and political subdivisions	92,754	3,834	13,349	83,239	3.38
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	67	4	-	71	5.45
Total collateralized mortgage obligations - federal agencies	67	4	-	71	5.45
Securities in wholly owned statutory business trusts
After 5 to 10 years	1,637	-	-	1,637	8.33
After 10 years	11,561	-	-	11,561	6.51
Total securities in wholly owned statutory business trusts	13,198	-	-	13,198	6.73
Other
Within 1 year	500	-	7	493	1.96
After 1 to 5 years	500	-	-	500	2.97
Total other	1,000	-	7	993	2.47
Total debt securities held-to-maturity[1]	$107,019	$3,838	$13,356	$97,501	3.79%
[1]Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.

Securities not due on a single contractual maturity date, such as collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of debt securities held-to-maturity at December 31, 2018 by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$3,510	$3,474
After 1 to 5 years	17,005	15,924
After 5 to 10 years	23,940	22,239
After 10 years	57,120	61,016
Total debt securities held-to-maturity	$101,575	$102,653

The following tables present the Corporation’s fair value and gross unrealized losses of investment securities held-to-maturity, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2018 and 2017.

	At December 31, 2018
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$27,471	$1,165	$13,307	$1,703	$40,778	$2,868
Total debt securities held-to-maturity in an unrealized
loss position	$27,471	$1,165	$13,307	$1,703	$40,778	$2,868

	At December 31, 2017
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$-	$-	$35,696	$13,349	$35,696	$13,349
Other	-	-	743	7	743	7
Total debt securities held-to-maturity in an unrealized
loss position	$-	$-	$36,439	$13,356	$36,439	$13,356

As indicated in Note 6 to these Consolidated Financial Statements, management evaluates debt securities for OTTI declines in fair value on a quarterly basis.

The “Obligations of Puerto Rico, States and political subdivisions” classified as held-to-maturity at December 31, 2018 are primarily associated with securities issued by municipalities of Puerto Rico and are generally not rated by a credit rating agency. This includes $45 million of general and special obligation bonds issued by three municipalities of Puerto Rico, which are payable primarily from certain property taxes imposed by the issuing municipality. In the case of general obligations, they also benefit from a pledge of the full faith, credit and unlimited taxing power of the issuing municipality and issuing municipalities are required by law to levy property taxes in an amount sufficient for the payment of debt service on such general obligation bonds.

The portfolio also includes $45 million in securities for which the underlying source of payment is not the central government, but in which a government instrumentality provides a guarantee in the event of default. The Corporation performs periodic credit quality reviews on these issuers. Based on the quarterly analysis performed, management concluded that no individual debt security held-to-maturity was other-than-temporarily impaired at December 31, 2018. Further deterioration of the Puerto Rico economy or of the fiscal crisis of the Government of Puerto Rico (including if any of the issuing municipalities become subject to a debt restructuring proceeding under PROMESA) could further affect the value of these securities, resulting in losses to the Corporation. The Corporation does not have the intent to sell debt securities held-to-maturity and it is more likely than not that the Corporation will not have to sell these debt securities prior to recovery of their amortized cost basis.

Refer to Note 25 for additional information on the Corporation’s exposure to the Puerto Rico Government.